Transactions with Related Parties and Affiliates	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Transactions with Related Parties and Affiliates

NOTE 12 – TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES

Since the closing of Navios Partners’ IPO in 2007, the Company entered into management agreements, as amended from time to time.

In August 2024, Navios Partners renewed its management agreements with the Manager commencing on January 1, 2025, for a term of ten years, renewing annually (the “Master Management Agreement” and together with the management agreements the “Management Agreements”). At the same time, Navios Partners renewed for a term of ten years its Administrative Services Agreement (as defined herein and together with the Master Management Agreement the “Agreements”). The conflicts committee of the Board of Directors, consisting of independent directors, negotiated and approved the Agreements with the advice of independent legal and financial advisors.

The Master Management Agreement provides for technical and commercial management and related specialized services based on fee structure, including: (i) a fixed technical management fee of initially $0.95 per day per owned vessel for 2025; (ii) a commercial management fee of 1.25% on revenues; (iii) an S&P fee of 1% on purchase or sale price; and (iv) fees for other specialized services (e.g. supervision of newbuilding vessels). Fixed fees are adjusted annually for United States Consumer Price Index. The Master Management Agreement also allows for fixed incentive awards if equity returns exceed certain thresholds, as identified in such agreement, upon the unanimous consent of the Board of Directors of Navios Partners. The Master Management Agreement also provides for payment of a termination fee, which is equal to the net present value of the technical and commercial management fees charged for the most recent calendar year, as set forth in the latest audited annual financial statements for the number of years remaining for the Master Management Agreement, using a 6% discount rate. Operating expenses, drydocking costs and certain fees and costs related to regulatory requirements including ballast water treatment system installation, exhaust gas cleaning system installation and other improvements are reimbursed at cost for all vessels.

Vessel operating expenses - Fixed technical management fee

During the three and six month periods ended June 30, 2026, fixed technical management fees amounted to $12,852 and $25,549, respectively, and are presented under the caption “Vessel operating expenses” in the condensed Consolidated Statements of Comprehensive Income.

During the three and six month periods ended June 30, 2025, fixed technical management fees amounted to $12,802 and $25,532, respectively, and are presented under the caption “Vessel operating expenses” in the condensed Consolidated Statements of Comprehensive Income.

Commercial management and specialized services fees

During the three and six month periods ended June 30, 2026, commercial management fee on revenues amounted to $4,837 and $9,170, respectively, and is presented under the caption “Time charter and voyage expenses” in the condensed Consolidated Statements of Comprehensive Income.

During the three and six month periods ended June 30, 2025, commercial management fee on revenues amounted to $4,023 and $7,871, respectively, and is presented under the caption “Time charter and voyage expenses” in the condensed Consolidated Statements of Comprehensive Income.

During the three and six month periods ended June 30, 2026, fee on sales amounted to $958 and $1,258, respectively, and is presented under the caption “Gain/ (loss) on sale of vessels, net” in the condensed Consolidated Statements of Comprehensive Income.

During the three and six month periods ended June 30, 2025, fee on sales amounted to $485 and $647, respectively, and is presented under the caption “Gain/ (loss) on sale of vessels, net” in the condensed Consolidated Statements of Comprehensive Income.

During the three and six month periods ended June 30, 2026, fee on purchases amounted to $7,240 for each period and is presented under the caption “Deposits for acquisition/ option to acquire vessel” in the condensed Consolidated Statements of Cash Flows.

During the three and six month periods ended June 30, 2025, fee on purchases amounted to $1,330 for each period and is presented under the caption “Deposits for acquisition/ option to acquire vessel” in the condensed Consolidated Statements of Cash Flows.

During the three and six month periods ended June 30, 2026, fees for supervision, pre-delivery and delivery of newbuilding vessels initially presented under the captions “Deposits for vessel acquisitions” and “Other long-term assets” in the condensed Consolidated Balance Sheets amounted to $2,563 and $5,509, respectively.

During the three and six month periods ended June 30, 2025, fees for supervision, pre-delivery and delivery of newbuilding vessels initially presented under the captions “Deposits for vessel acquisitions” and “Other long-term assets” in the condensed Consolidated Balance Sheets amounted to $1,902 and $4,432, respectively.

General and administrative expenses

The Manager also provides administrative services to Navios Partners, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. The Manager is reimbursed for reasonable allocable general and administrative costs and expenses incurred in connection with the provision of these services.

In August 2024, Navios Partners renewed its administrative services agreement commencing on January 1, 2025, for a term of ten years, renewing annually (the “Administrative Services Agreement”). The Administrative Services Agreement provides for reimbursement of allocable general and administrative costs. The Administrative Services Agreement also provides for payment of a termination fee, which is equal to the costs charged for the most recent calendar year, as set forth in the latest audited annual financial statements.

Total general and administrative expenses charged by the Manager for the three and six month periods ended June 30, 2026 amounted to $18,502 and $36,777, respectively. Total general and administrative expenses charged by the Manager for the three and six month periods ended June 30, 2025 amounted to $18,454 and $34,790, respectively.

Balance due (to)/ from related parties

Balance due to Manager, short-term as of June 30, 2026 and December 31, 2025 amounted to $36,221 and $23,484, respectively. The balances mainly consisted of administrative expenses, drydocking, certain fees and costs related to regulatory requirements including ballast water treatment system, other expenses, as well as vessel operating expenses, in accordance with the Management Agreements and are presented under the caption “Amounts due to related parties” in the condensed Consolidated Balance Sheets.

In October 2023, Navios Partners entered into a time charter agreement with a subsidiary of its affiliate NSAL for the Navios Vega, a 2009-built transhipper vessel. The vessel was delivered during the first quarter of 2024. The term of this time charter agreement was approximately five years, at an originally agreed rate of $25.8 per day. In accordance with an addendum to the time charter agreement, dated in March 2025, the daily rate was amended as follows: (a) $14.0 per day, effective from January 1, 2025, through December 31, 2026; (b) $38.8 per day effective from January 1, 2027, through December 31, 2028; and (c) $25.8 per day effective from January 1, 2029, until termination. This transaction was negotiated with, and unanimously approved by, the Conflicts Committee of Navios Partners. For the three and six month periods ended June 30, 2025, the amounts of $3,533 and $4,808, respectively, are presented under the caption “Time charter and voyage revenues” in the condensed Consolidated Statements of Comprehensive Income.

In July 2025, Navios Partners sold the Navios Vega to NSAL for a sale price of $30,000. The transaction was negotiated and approved by the Conflicts Committee of Navios Partners. The sale agreement included a seller’s credit of $10,000, payable in four annual installments.

As of June 30, 2026 and December 31, 2025, balance due from the abovementioned related party company, short-term amounted to $1,960 and $1,720, respectively, and is presented under the caption “Amounts due from related parties” within current assets in the condensed Consolidated Balance Sheets. As of each of June 30, 2026 and December 31, 2025, balance due from the abovementioned related party company, long-term amounted to $7,142 and is presented under the caption “Amounts due from related parties” within non-current assets in the condensed Consolidated Balance Sheets. These balances represent the current and non-current portion of the discounted amount of seller’s credit as of June 30, 2026 and December 31, 2025.

Others

Navios Partners has entered into an omnibus agreement with Navios Holdings (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners’ IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain dry bulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Holdings generally agreed not to acquire or own Panamax or Capesize dry bulk carriers under time charters of three or more years without consent as required under such agreement.

During the first quarter of 2025, the Company completed the sale of five entities to an entity affiliated with the Company’s Chairwoman and Chief Executive Officer, Angeliki Frangou, for a nominal consideration.

General partner

Olympos Maritime Ltd., an entity affiliated to the Company’s Chairwoman and Chief Executive Officer, Angeliki Frangou, is the holder of Navios Partners’ general partner interest.